Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.4%
	Apartments – 48.1%
41,498	American Campus Communities Inc.	$1,995,224
76,973	American Homes 4 Rent, Class A	1,992,831
44,965	Apartment Investment & Management Co, Class A	2,344,475
12,884	AvalonBay Communities Inc.	2,774,312
24,736	Camden Property Trust	2,745,943
31,878	Equity Residential	2,749,796
8,388	Essex Property Trust Inc.	2,739,940
14,777	Front Yard Residential Corp	170,822
27,393	Independence Realty Trust Inc.	391,994
109,053	Invitation Homes Inc.	3,229,059
21,021	Mid-America Apartment Communities Inc.	2,732,940
56,518	UDR Inc.	2,739,993
	Total Apartments	26,607,329
	Diversified – 0.2%
11,762	CorePoint Lodging Inc.	118,914
	Hotels – 23.9%
63,555	Apple Hospitality REIT Inc.	1,053,742
25,192	Ashford Hospitality Trust Inc.	83,386
14,158	Chatham Lodging Trust	256,968
60,805	DiamondRock Hospitality Co	623,251
11,196	Hersha Hospitality Trust	166,596
49,628	Hospitality Properties Trust	1,279,906
155,119	Host Hotels & Resorts Inc.	2,682,007
72,404	Park Hotels & Resorts Inc.	1,807,928
39,453	Pebblebrook Hotel Trust	1,097,582
51,988	RLJ Lodging Trust	883,276
15,537	Ryman Hospitality Properties Inc.	1,271,082
31,930	Summit Hotel Properties Inc.	370,388
67,912	Sunstone Hotel Investors Inc.	933,111
34,021	Xenia Hotels & Resorts Inc.	718,524
	Total Hotels	13,227,747
	Manufactured Homes – 10.0%
20,746	Equity LifeStyle Properties Inc.	2,771,666

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
18,694	Sun Communities Inc.	$2,775,124
	Total Manufactured Homes	5,546,790
	Self-Storage – 17.2%
58,122	CubeSmart	2,028,458
23,186	Extra Space Storage Inc.	2,708,589
14,088	Life Storage Inc.	1,485,016
18,011	National Storage Affiliates Trust	601,027
10,823	Public Storage	2,654,557
	Total Self-Storage	9,477,647
	Total Long-Term Investments (cost $47,945,081)	54,978,427
	Other Assets Less Liabilities – 0.6%	330,215
	Net Assets – 100%	$55,308,642
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Real Estate Investment Trust Common Stocks	$54,978,427	$ —	$ —	$54,978,427

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
REIT	Real Estate Investment Trust